COMMITMENTS AND CONTINGENCIES (Details) (USD $)	1 Months Ended	6 Months Ended
	Jan. 31, 2014	Mar. 29, 2014
Commitments and Contingencies Disclosure [Abstract]
Lease Expiration Year		2032
Property, Plant and Equipment, Additions	$ 250,000
Initial Payment Under Purchase Agreement	$ 50,000